Supplementary Financial Information (Schedule of Accounts Receivable - Net) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplementary Financial Information [Abstract]
Accounts receivable	$ 1,186	$ 987	$ 958
Allowance for uncollectible accounts	(20)	(17)	(14)
Accounts receivable – net	$ 1,166	$ 970	$ 944